Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 1,020,088	₩ 873,448
Amortization	(523,448)	(407,842)
Disposals	(2,750)	(17,252)
Impairment loss	(29,488)	(79,593)	₩ (249,450)
Reversal of impairment loss on intangible assets	1,152	1,110	960
Transfer from construction-in-progress	(15,348)
Effect of movements in exchange rates	(2,719)	(4,987)
Ending balance	1,644,898	1,020,088	873,448
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	362,897	284,487
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	834,514	370,717
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,531,316	4,898,351
Ending balance	5,147,300	5,531,316	4,898,351
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(4,172,777)	(3,764,935)
Ending balance	(3,319,117)	(4,172,777)	(3,764,935)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(338,451)	(259,968)
Ending balance	(183,285)	(338,451)	(259,968)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	436,203	191,034
Amortization	(190,842)	(42,205)
Impairment loss	(90)
Effect of movements in exchange rates	1,825	(4,031)
Ending balance	928,318	436,203	191,034
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	681,222	291,405
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,247,057	959,683
Ending balance	1,873,027	1,247,057	959,683
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(781,703)	(739,498)
Ending balance	(915,764)	(781,703)	(739,498)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(29,151)	(29,151)
Ending balance	(28,945)	(29,151)	(29,151)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	194,433	198,145
Amortization	(101,545)	(86,466)
Impairment loss	(2)	(675)
Transfer from construction-in-progress	119,543	54,753
Effect of movements in exchange rates	(6,808)	887
Ending balance	228,861	194,433	198,145
Software [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	23,240	27,789
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,180,719	1,097,290
Ending balance	1,261,232	1,180,719	1,097,290
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(976,747)	(890,281)
Ending balance	(1,023,062)	(976,747)	(890,281)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(9,539)	(8,864)
Ending balance	(9,309)	(9,539)	(8,864)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	29,900	46,052
Disposals	(2,750)	(17,252)
Reversal of impairment loss on intangible assets	1,152	1,110
Effect of movements in exchange rates	39	(10)
Ending balance	29,083	29,900	46,052
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	742
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	39,350	56,612
Ending balance	30,742	39,350	56,612
Memberships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	0
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(9,450)	(10,560)
Ending balance	(1,659)	(9,450)	(10,560)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	301,953	375,183
Amortization	(230,891)	(278,799)
Impairment loss	(29,396)	(78,918)
Transfer from construction-in-progress	(15,348)
Ending balance	389,215	301,953	375,183
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	362,897	284,487
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,865,264	2,580,777
Ending balance	1,771,383	2,865,264	2,580,777
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,352,680)	(2,073,881)
Ending balance	(1,318,476)	(2,352,680)	(2,073,881)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(210,631)	(131,713)
Ending balance	(63,692)	(210,631)	(131,713)
Construction -in-progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,067	15,245
Transfer from construction-in-progress	(119,543)	(54,753)
Effect of movements in exchange rates	(583)	55
Ending balance	19,562	12,067	15,245
Construction -in-progress [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	127,621	51,520
Construction -in-progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,067	15,245
Ending balance	19,562	12,067	15,245
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(37,491)	(37,491)
Ending balance	(37,491)	(37,491)	(37,491)
Customer relationships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(21,685)	(21,685)
Ending balance	(21,685)	(21,685)	(21,685)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	0	369
Amortization	(169)	(369)
Ending balance	1,520	0	369
Technology [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	1,689
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,074	11,074
Ending balance	12,763	11,074	11,074
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,074)	(10,705)
Ending balance	(11,243)	(11,074)	(10,705)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	45,531	47,419
Effect of movements in exchange rates	2,808	(1,888)
Ending balance	48,339	45,531	47,419
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	103,526	105,414
Ending balance	106,334	103,526	105,414
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	0
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(57,995)	(57,995)
Ending balance	(57,995)	(57,995)	(57,995)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1	1
Amortization	(1)	(3)
Ending balance		1	1
Others [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions		3
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,083	13,080
Ending balance	13,081	13,083	13,080
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,082)	(13,079)
Ending balance	₩ (13,081)	₩ (13,082)	₩ (13,079)